Income Taxes (Narrrative) (Details) (USD $) In Thousands, unless otherwise specified	2 Months Ended	12 Months Ended
	Mar. 03, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax credit amount		$ 600
Unrecognized tax benefits		7,365	3,809	1,598
Accrued interest and penalties related to uncertain tax positions		200	200
Statutory tax rates		25.00%	35.00%	35.00%	25.00%
Privileged enterprise benefits rate		25.00%
Tax-exempt income		157,100
Change in corporate tax rate, amount incurred		15,700
Reduced Corporate Tax Rate		7.00%	12.50%
Decrease In Tax Rates In Year Thereafter		9.00%	16.00%
Special Preferred Enterprise Of Reduced Tax Rates 1		8.00%	5.00%	15.00%
Special Preferred Enterprise Of Reduced Tax Rates 2				10.00%
Special Preferred Enterprise Benefits Period				10 years
Operating loss carryforwards		31,000
Deferred tax asset		$ 12,500
Foreign ownership percentage basis for determining tax rate		90.00%
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate		10.00%
Dividend withholding tax rate	20.00%	15.00%
Unites States [Member]
Statutory tax rates		35.00%
Germany [Member]
Statutory tax rates		27.90%
Hong Kong [Member]
Statutory tax rates		16.50%
Japan [Member]
Statutory tax rates		42.00%
China [Member]
Statutory tax rates		25.00%
Italy [Member]
Statutory tax rates		27.50%
Israel [Member]
Statutory tax rates	26.50%	25.00%	25.00%	24.00%	25.00%